UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2010



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2010




[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ===============================================

       ANNUAL REPORT
       USAA MONEY MARKET FUND
       JULY 31, 2010

 ===============================================

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

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FUND OBJECTIVE

HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Distributions to Shareholders                                              11

   Report of Independent Registered
     Public Accounting Firm                                                   12

   Portfolio of Investments                                                   13

   Notes to Portfolio of Investments                                          34

   Financial Statements                                                       38

   Notes to Financial Statements                                              41

EXPENSE EXAMPLE                                                               50

ADVISORY AGREEMENT                                                            52

TRUSTEES' AND OFFICERS' INFORMATION                                           57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"OVER TIME, I BELIEVE HIGH-QUALITY STOCKS
WILL PERFORM WELL, BUT I THINK THEY WILL BE         [PHOTO OF DANIEL S.McNAMARA]
IN A LOW-GROWTH PERIOD OVER THE SHORT TERM."

--------------------------------------------------------------------------------

AUGUST 2010

The fiscal year was marked both by strong performance and significant volatility.

When the 12-month period began, the financial markets were in the middle of a powerful rally. Investors were optimistic about the outlook for the U.S. economy, which grew in the third quarter of 2009 -- the first time in more than a year. The U.S. gross domestic product posted solid gains during the fourth quarter, leading many observers to believe that the worst of the recession was over.

But in early 2010, concerns over the recovery's sustainability began to surface. As economic activity softened, it grew increasingly likely that the previous strength had been the result of U.S. government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

Then the European debt crisis and its potential impact on European banks further undermined investor confidence and triggered a broad flight to safety. Sentiment was also eroded by a host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the unexplained May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. As a result, stocks gave up a portion of their earlier gains while bond prices rose and yields declined (as bond prices rise, yields fall).

By July, some of this uncertainty had been resolved. Stress tests conducted on European banks suggested they were in better shape than many had feared. Congress passed financial regulatory legislation,

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2  | USAA MONEY MARKET FUND

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and BP made progress in capping its Gulf oil well. Corporate earnings, driven by surprisingly strong revenue growth, continued to be better than expected.
Perhaps as a result, the fiscal year ended with the markets once again in rally mode.

While bonds provided positive results during the period, yields are now close to their post World War II lows. I expect them to remain at low levels for some time. Meanwhile, stocks were relatively cheap in my opinion compared to bonds. Corporate America has done what it said it would -- it is repairing or has already repaired its balance sheets. Over time, I believe high-quality stocks will perform well but I think they will be in a low growth period over the short term.

Accordingly, investors should be mindful of their time horizon. For those with five years or more to invest, stocks look attractive as long as you can accept the ups and downs which typically occur. A short- or intermediate-term bond fund may make the most sense if you need your money sooner or are unwilling to accept the volatility that comes with stocks. However, this is based upon what is most suitable for your needs. Whatever you choose to do, I advise you to make decisions within the context of your investment plan. For help refining your strategy, please give one of our USAA service representatives a call. They stand ready to assist you free of charge.

From all of us at USAA Investment Management Company, thank you for the opportunity to help you with your investment needs. We believe that we have some of the industry's top investment talent managing your assets. Rest assured that these experienced professionals will continue working hard on your behalf. Thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the one-year reporting period ended July 31, 2010, the seven-day yield on the Fund decreased from 0.82% on July 31, 2009, to 0.01% on July 31, 2010. The total return for the same period was 0.16%, compared to an average of 0.03% for all money market funds ranked by iMoneyNet, Inc. For the reporting period, the Fund was ranked in the top 4% of similar retail money market funds as compiled by iMoneyNet (ranked 11 out of 298 funds). Rankings are based on net compound unannualized returns.

o   WHAT WERE MARKET CONDITIONS AND HOW DID THEY AFFECT THE FUND DURING THE
    PERIOD?

    Since December 2008, the Federal Reserve (the Fed) has kept the Fed Funds rate (the interest rate on overnight loans between banks) in a range between 0% to 0.25%. In addition, numerous issuers decreased their reliance on the money markets for short-term funding by replacing short-term debt with longer maturities. As issuers shifted to longer term financing, some of the investment securities owned

    Refer to page 8 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA MONEY MARKET FUND

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    by the Fund were redeemed, requiring us to reinvest at times in lower yielding investment securities. The combination of low interest rates, decreased supply, and early redemptions kept money market fund yields at record lows throughout the one-year reporting period.

    During the fiscal year, the economic recovery remained subdued as concerns persisted about the possibility of a "double-dip" recession. Weakness in housing and commercial real estate coupled with a weak job market continued to erode consumer confidence and restrain spending.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    As always, we relied on our experienced research team to carefully evaluate the credit or structural risk posed by certain issuers and securities. Our preference was for high-quality securities that offered more relative value, specifically those we believed had been overlooked by investors.

    Typically, when interest rates are low, we find attractive yields in longer-term securities. This was not the case during the reporting period when the difference in yields between long- and short-maturity instruments was in our opinion marginal at best. We purchased variable-rate demand notes (VRDNs). The VRDNs that the Fund owns have interest rates that generally reset daily or weekly and can also be sold back to issuers at par value (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity provided by a financial institution. When interest rates rise, VRDNs will also allow us to capture higher yields quickly. Furthermore, these bonds also provided the Fund substantial liquidity. The portfolio's weighted average maturity (WAM) remained short, ending the period approximately where it began.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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o   WHAT IS THE OUTLOOK?

    The strength of the economy does not appear to be as robust as some observers may have hoped. In our opinion, the Fed is not likely to initiate an interest rate tightening cycle any time soon. The housing and commercial real estate market remains weak. Inflation does not appear to be an imminent threat, and the prospects for an improving job market remain subdued. We expect these factors to continue to weigh on consumer sentiment. It could be mid-2011 before the Fed sees sufficient evidence of a sustained economic recovery, as well as a decline in unemployment, stabilization of the housing market, and indications that European austerity programs have taken hold.

    In the months ahead, we will continue to manage the Fund to seek to preserve your principal while maximizing the income you receive. We will look for attractive opportunities to extend the Fund's WAM once we believe interest rates are headed higher.

    Thank you for your continued faith and trust in us.

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6  | USAA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (Symbol: USAXX)

--------------------------------------------------------------------------------
                                              7/31/10               7/31/09
--------------------------------------------------------------------------------
Net Assets                               $5,317.2 Million      $6,112.3 Million
Net Asset Value Per Share                     $1.00                 $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                        12 Days               12 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/10
--------------------------------------------------------------------------------
     1 Year             5 Years              10 Years               7-Day Yield
     0.16%               2.91%                 2.58%                    0.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                         USAA
                     MONEY MARKET         IMONEYNET
                         FUND              AVERAGE
 7/28/2009               0.83%              0.07%
 8/25/2009               0.63               0.05
 9/29/2009               0.42               0.04
10/27/2009               0.24               0.03
11/24/2009               0.16               0.03
12/29/2009               0.29               0.02
 1/26/2010               0.01               0.02
 2/23/2010               0.01               0.02
 3/30/2010               0.01               0.02
 4/27/2010               0.01               0.02
 5/25/2010               0.01               0.02
 6/29/2010               0.01               0.02
 7/27/2010               0.01               0.02

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 7/27/10.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                              USAA MONEY
                              MARKET FUND
 7/31/2000                     $10,000.00
 8/31/2000                      10,053.10
 9/30/2000                      10,102.98
10/31/2000                      10,158.27
11/30/2000                      10,210.64
12/31/2000                      10,261.95
 1/31/2001                      10,317.60
 2/28/2001                      10,361.90
 3/31/2001                      10,405.91
 4/30/2001                      10,448.64
 5/31/2001                      10,487.15
 6/30/2001                      10,520.12
 7/31/2001                      10,553.85
 8/31/2001                      10,583.55
 9/30/2001                      10,608.38
10/31/2001                      10,631.91
11/30/2001                      10,651.31
12/31/2001                      10,667.86
 1/31/2002                      10,683.03
 2/28/2002                      10,696.24
 3/31/2002                      10,710.71
 4/30/2002                      10,724.99
 5/31/2002                      10,740.17
 6/30/2002                      10,752.96
 7/31/2002                      10,766.68
 8/31/2002                      10,781.21
 9/30/2002                      10,793.68
10/31/2002                      10,807.47
11/30/2002                      10,819.66
12/31/2002                      10,830.50
 1/31/2003                      10,841.40
 2/28/2003                      10,850.57
 3/31/2003                      10,859.06
 4/30/2003                      10,867.80
 5/31/2003                      10,876.98
 6/30/2003                      10,884.25
 7/31/2003                      10,890.56
 8/31/2003                      10,897.06
 9/30/2003                      10,902.98
10/31/2003                      10,909.41
11/30/2003                      10,914.78
12/31/2003                      10,920.90
 1/31/2004                      10,926.47
 2/29/2004                      10,931.83
 3/31/2004                      10,937.40
 4/30/2004                      10,943.34
 5/31/2004                      10,948.63
 6/30/2004                      10,954.85
 7/31/2004                      10,962.62
 8/31/2004                      10,971.64
 9/30/2004                      10,982.24
10/31/2004                      10,994.32
11/30/2004                      11,007.65
12/31/2004                      11,024.73
 1/31/2005                      11,040.81
 2/28/2005                      11,057.92
 3/31/2005                      11,078.44
 4/30/2005                      11,100.57
 5/31/2005                      11,123.33
 6/30/2005                      11,147.66
 7/31/2005                      11,174.20
 8/31/2005                      11,202.37
 9/30/2005                      11,233.51
10/31/2005                      11,263.64
11/30/2005                      11,296.70
12/31/2005                      11,335.48
 1/31/2006                      11,369.82
 2/28/2006                      11,405.20
 3/31/2006                      11,448.26
 4/30/2006                      11,486.15
 5/31/2006                      11,529.68
 6/30/2006                      11,576.10
 7/31/2006                      11,619.78
 8/31/2006                      11,667.42
 9/30/2006                      11,715.23
10/31/2006                      11,761.65
11/30/2006                      11,808.28
12/31/2006                      11,859.91
 1/31/2007                      11,905.39
 2/28/2007                      11,949.33
 3/31/2007                      11,999.61
 4/30/2007                      12,045.24
 5/31/2007                      12,094.26
 6/30/2007                      12,143.19
 7/31/2007                      12,190.78
 8/31/2007                      12,245.81
 9/30/2007                      12,289.98
10/31/2007                      12,337.84
11/30/2007                      12,384.78
12/31/2007                      12,429.78
 1/31/2008                      12,470.28
 2/29/2008                      12,503.38
 3/31/2008                      12,532.55
 4/30/2008                      12,561.49
 5/31/2008                      12,591.09
 6/30/2008                      12,616.14
 7/31/2008                      12,641.34
 8/31/2008                      12,667.49
 9/30/2008                      12,699.93
10/31/2008                      12,743.54
11/30/2008                      12,766.93
12/31/2008                      12,788.09
 1/31/2009                      12,803.83
 2/28/2009                      12,816.41
 3/31/2009                      12,829.66
 4/30/2009                      12,841.61
 5/31/2009                      12,854.71
 6/30/2009                      12,866.39
 7/31/2009                      12,876.68
 8/31/2009                      12,883.41
 9/30/2009                      12,887.97
10/31/2009                      12,891.16
11/30/2009                      12,892.80
12/31/2009                      12,895.82
 1/31/2010                      12,896.02
 2/28/2010                      12,896.12
 3/31/2010                      12,896.23
 4/30/2010                      12,896.34
 5/31/2010                      12,896.45
 6/30/2010                      12,896.55
 7/31/2010                      12,896.66

                                   [END CHART]

                       Data from 7/31/00 through 7/31/10.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For seven-day yield information, please refer to the Fund's investment overview page.

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                                                        INVESTMENT OVERVIEW |  9

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                         o PORTFOLIO MIX -- 7/31/2010 o

                          [PIE CHART OF PORTFOLIO MIX]


VARIABLE-RATE DEMAND NOTES                        84.2%
COMMERCIAL PAPER                                  12.5%
FIXED-RATE INSTRUMENTS                             2.1%
ADJUSTABLE-RATE NOTES                              0.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-33.

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10  | USAA MONEY MARKET FUND

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DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

For the fiscal year ended July 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $9,516,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  11

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2010

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12  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2010

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (2.1%)

            DIVERSIFIED BANKS (0.5%)
$  25,000   Bank of Nova Scotia                                 0.47%       9/01/2010  $  25,000
                                                                                       ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   30,000   Toronto-Dominion Bank                               0.27        8/10/2010     30,000
                                                                                       ---------
            SALES TAX (1.0%)
   15,000   Dallas Area Rapid Transit                           0.35       10/07/2010     15,000
   20,000   Dallas Area Rapid Transit                           0.38       11/15/2010     20,000
   20,000   Dallas Area Rapid Transit                           0.38       11/18/2010     20,000
                                                                                       ---------
                                                                                          55,000
                                                                                       ---------
            Total Fixed-Rate Instruments (cost: $110,000)                                110,000
                                                                                       ---------

            COMMERCIAL PAPER (12.5%)

            AIRPORT/PORT (0.6%)
   17,600   San Diego County Regional Airport Auth.
             (LOC - Lloyds TSB Bank plc)                        0.37        8/03/2010     17,600
   14,000   San Diego County Regional Airport Auth.
             (LOC - Lloyds TSB Bank plc)                        0.34        8/09/2010     14,000
                                                                                       ---------
                                                                                          31,600
                                                                                       ---------
            ASSET-BACKED FINANCING (0.4%)
   20,000   Manhattan Asset Funding Co., LLC(a),(b)             0.35        8/09/2010     19,998
                                                                                       ---------
            DIVERSIFIED BANKS (0.5%)
   25,000   Variable Funding Capital Co., LLC(a),(b)            0.41        8/02/2010     25,000
                                                                                       ---------
            EDUCATION (1.7%)
   20,000   Board of Trustees of Michigan State Univ.           0.40       11/04/2010     20,000
   17,600   Cornell Univ.                                       0.30        8/18/2010     17,597
   15,500   Cornell Univ.                                       0.30        8/25/2010     15,497
   20,000   Yale Univ.                                          0.24        9/03/2010     19,996
   15,150   Yale Univ.                                          0.26       10/05/2010     15,143
                                                                                       ---------
                                                                                          88,233
                                                                                       ---------
            EDUCATION SERVICES (0.2%)
   10,000   Baylor Univ.                                        0.38       10/14/2010      9,992
                                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (1.4%)
$  47,983   Nebraska Public Power District                      0.32%       9/10/2010  $  47,966
   28,617   New York Power Auth.                                0.35       10/15/2010     28,596
                                                                                       ---------
                                                                                          76,562
                                                                                       ---------
            GENERAL OBLIGATION (0.7%)
    8,500   Texas Public Finance Auth.                          0.33        8/06/2010      8,500
   28,500   Texas Public Finance Auth.                          0.27        8/17/2010     28,500
                                                                                       ---------
                                                                                          37,000
                                                                                       ---------
            HOSPITAL (3.6%)
   56,899   Catholic Health Initiatives                         0.35        8/10/2010     56,899
   58,400   Catholic Health Initiatives                         0.35        8/17/2010     58,400
   42,100   Catholic Health Initiatives                         0.35        9/30/2010     42,100
   36,650   Catholic Health Initiatives                         0.62       10/04/2010     36,650
                                                                                       ---------
                                                                                         194,049
                                                                                       ---------
            INTEGRATED OIL & GAS (0.4%)
    6,900   ConocoPhillips Qatar Funding Ltd.(a),(b)            0.24        8/12/2010      6,900
   12,245   ConocoPhillips Qatar Funding Ltd.(a),(b)            0.26        9/14/2010     12,241
                                                                                       ---------
                                                                                          19,141
                                                                                       ---------
            PACKAGED FOODS & MEAT (1.1%)
   25,000   Nestle Capital Corp.(a),(b)                         0.24        8/11/2010     24,998
   35,000   Nestle Capital Corp.(a),(b)                         0.50        1/05/2011     34,924
                                                                                       ---------
                                                                                          59,922
                                                                                       ---------
            PHARMACEUTICALS (0.4%)
   20,000   Johnson & Johnson(a),(b)                            0.19        8/05/2010     20,000
                                                                                       ---------
            REAL ESTATE OPERATING COMPANIES (0.9%)
   27,900   Medical Building Funding Corp. IV, LLC (LOC -
             Bank of Nova Scotia)(LOC - KBC Bank, N.V.)         0.70        8/02/2010     27,900
   22,700   Medical Building Funding Corp. IV, LLC
             (LOC - KBC Bank, N.V.)                             0.55        8/06/2010     22,698
                                                                                       ---------
                                                                                          50,598
                                                                                       ---------
            SOFT DRINKS (0.6%)
   35,000   Coca-Cola Co.(a),(b)                                0.44       12/03/2010     34,947
                                                                                       ---------
            Total Commercial Paper (cost: $667,042)                                      667,042
                                                                                       ---------

            VARIABLE-RATE DEMAND NOTES (84.2%)

            AGRICULTURAL PRODUCTS (0.2%)
    4,940   Bybee Foods, LLC (LOC - Key Bank, N.A.)             0.70       11/01/2026      4,940
    4,415   Yakima County Public Corp. (LOC - Key Bank, N.A.)   0.60        4/01/2018      4,415
                                                                                       ---------
                                                                                           9,355
                                                                                       ---------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            AIRLINES (0.7%)
$  35,000   Chicago-O'Hare International Airport
             (LOC - Bayerische Landesbank)                      0.28%       5/01/2035  $  35,000
                                                                                       ---------
            AIRPORT SERVICES (0.9%)
   22,830   Holland-Sheltair Aviation Funding, LLC
             (LOC - Federal Home Loan Bank of Atlanta)          0.35        5/01/2035     22,830
   14,135   Holland-Sheltair Aviation Funding, LLC
             (LOC - Federal Home Loan Bank of Atlanta)          0.35        5/01/2048     14,135
    8,415   Metropolitan Nashville Airport Auth.
             (LOC - Regions Bank)                               2.03        4/01/2030      8,415
                                                                                       ---------
                                                                                          45,380
                                                                                       ---------
            AIRPORT/PORT (0.9%)
    7,500   Chicago Midway Airport (LOC - JPMorgan
             Chase Bank, N.A.)                                  0.32        1/01/2025      7,500
   12,085   Clark County Passenger Facility
             (LOC - Bayerische Landesbank)                      0.30        7/01/2022     12,085
    5,975   Denver City and County Airport System
             (LOC - Lloyds TSB Bank plc)                        0.31       11/15/2025      5,975
    6,145   Gadsden Airport Auth.
             (LOC - Wells Fargo Bank, N.A.)                     0.37        8/01/2024      6,145
    3,000   New Jersey EDA (LOC - SunTrust Bank)                0.33       12/01/2027      3,000
    4,900   New Jersey EDA (LOC - SunTrust Bank)                0.33       12/01/2027      4,900
    9,540   Sarasota Manatee Airport Auth.
             (LOC - SunTrust Bank)                              0.35        8/01/2014      9,540
                                                                                       ---------
                                                                                          49,145
                                                                                       ---------
            ALUMINUM (0.1%)
    2,800   Tennessee Aluminum Processors, Inc.
             (LOC - SunTrust Bank)                              0.85        5/01/2014      2,800
                                                                                       ---------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    6,285   St. Charles Parish (LOC - Capital One, N.A.)        0.72        9/01/2024      6,285
                                                                                       ---------
            APPROPRIATED DEBT (3.3%)
   60,240   Allegheny County (INS)(LIQ)                         0.41       11/01/2039     60,240
   27,135   Cleveland Economic & Community Dev.
             (LOC - RBS Citizens, N.A.)                         0.36       12/01/2033     27,135
    9,425   Downtown Renaissance, Inc.
             (LOC - RBC Bank (USA))                             0.80        2/01/2025      9,425
   17,500   Emmaus General Auth. (INS)(LIQ)                     0.30       12/01/2028     17,500
   14,730   San Jose Financing Auth.
             (LOC - Bank of America, N.A.)(NBGA)                0.30        6/01/2025     14,730
   44,480   San Jose Financing Auth. (LOC - Bank of
             Nova Scotia)(NBGA)                                 0.30        6/01/2025     44,480
                                                                                       ---------
                                                                                         173,510
                                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            ASSET-BACKED FINANCING (2.8%)
$   4,250   Capital Markets Access Co., LC
             (LOC - SunTrust Bank)                              0.85%       8/01/2020  $   4,250
   14,495   Capital Markets Access Co., LC
             (LOC - SunTrust Bank)                              0.60        4/01/2033     14,495
    8,095   Capital Markets Access Co., LC
             (LOC - RBC Bank (USA))                             0.80        5/01/2034      8,095
   11,700   Capital Markets Access Co., LC
             (LOC - SunTrust Bank)                              0.60        6/27/2036     11,700
   15,000   Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                            0.32       12/01/2043     15,000
   62,700   North Texas Higher Education Auth., Inc. (LOC -
             Bank of America, N.A.)(LOC - Lloyds TSB Bank plc)  0.32        6/01/2045     62,700
   33,100   North Texas Higher Education Auth., Inc. (LOC -
             Bank of America, N.A.)(LOC - Lloyds TSB Bank plc)  0.32       12/01/2046     33,100
                                                                                       ---------
                                                                                         149,340
                                                                                       ---------
            AUTO PARTS & EQUIPMENT (0.2%)
    2,605   Dayton Wheel Concepts, Inc. (LOC - PNC
             Bank, N.A.)                                        0.35        5/01/2024      2,605
    5,765   Illinois Finance Auth. (LOC - Federal Home
             Loan Bank of Chicago)                              0.48        7/01/2040      5,765
    4,105   Metal Forming & Coining Corp.
             (LOC - PNC Bank, N.A.)                             0.35        7/01/2018      4,105
                                                                                       ---------
                                                                                          12,475
                                                                                       ---------
            AUTOMOBILE MANUFACTURERS (0.2%)
   11,175   Franklin IDB (LOC - Fifth Third Bank)               0.77        4/01/2030     11,175
                                                                                       ---------
            AUTOMOTIVE RETAIL (0.1%)
    6,154   Kenwood Lincoln-Mercury, Inc.
             (LOC - PNC Bank, N.A.)                             0.35        5/01/2015      6,154
                                                                                       ---------
            BIOTECHNOLOGY (0.2%)
   10,925   Westgate Investment Fund, LLC
             (LOC - Wells Fargo Bank, N.A.)                     0.32        2/01/2012     10,925
                                                                                       ---------
            BROADCASTING (0.1%)
    3,100   New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)    0.40       10/01/2021      3,100
                                                                                       ---------
            BUILDING PRODUCTS (1.3%)
    4,140   Cornell Iron Works, Inc.
             (LOC - Bank of America, N.A.)                      0.37        4/01/2019      4,140
    1,415   Haas Door Co., Inc. (LOC - PNC Bank, N.A.)          0.43        6/01/2030      1,415
    5,200   Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)     0.41        4/01/2028      5,200
    4,050   Miami-Dade County IDA (LOC - SunTrust Bank)         0.56        8/01/2018      4,050
    7,985   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)    0.35       11/01/2020      7,985
    3,100   Pinellas County IDA (LOC - RBC Bank (USA))          0.43        5/01/2027      3,100

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$   4,355   Schmitz Ready Mix, Inc. (LOC - Federal Home
             Loan Bank of Chicago)                              0.31%       4/01/2046  $   4,355
   27,650   Union County (LOC - SunTrust Bank)                  0.60       10/01/2027     27,650
   10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)     0.30       12/01/2031     10,000
    2,800   West Des Moines (LOC - Wells Fargo Bank, N.A.)      0.47        4/01/2025      2,800
                                                                                       ---------
                                                                                          70,695
                                                                                       ---------
            BUILDINGS (0.5%)
   19,400   Aquarium Parking Deck, LLC (LOC - Federal
             Home Loan Bank of Atlanta)                         0.35        4/01/2020     19,400
    5,000   Miami-Dade County IDA (LOC - TD Bank, N.A.)         0.35        7/01/2037      5,000
    3,060   Security Partners, LP
             (LOC - Wells Fargo Bank, N.A.)                     0.37        3/15/2012      3,060
                                                                                       ---------
                                                                                          27,460
                                                                                       ---------
            CASINOS & GAMING (0.7%)
    9,000   Michigan Strategic Fund Ltd. (LOC - Deutsche
             Bank Trust Co.)                                    0.33        3/01/2039      9,000
   28,735   Santa Rosa Rancheria Tachi Yokut Tribe
             (LOC - JPMorgan Chase Bank, N.A.)                  0.37        9/01/2019     28,735
                                                                                       ---------
                                                                                          37,735
                                                                                       ---------
            COMMERCIAL PRINTING (0.2%)
    3,477   Fairway, LLC (LOC - Federal Home Loan
             Bank of San Fransisco)                             0.68       12/01/2023      3,477
    2,495   John E. Staten Properties, Inc.
             (LOC - PNC Bank, N.A.)                             0.43       10/01/2021      2,495
    4,050   South Carolina Jobs EDA (LOC - Wells
             Fargo Bank, N.A.)                                  0.42        4/01/2033      4,050
                                                                                       ---------
                                                                                          10,022
                                                                                       ---------
            COMMODITY CHEMICALS (0.1%)
    3,095   BleachTech, LLC (LOC - PNC Bank, N.A.)              0.35       11/01/2035      3,095
                                                                                       ---------
            COMMUNICATIONS EQUIPMENT (0.7%)
   35,500   Utah Telecommunication Open Infrastructure Agency
             (LOC - Federal Home Loan Bank of Cincinnati)       0.33        6/01/2040     35,500
                                                                                       ---------
            COMMUNITY SERVICE (1.0%)
   15,950   Alexandria IDA (LOC - SunTrust Bank)                0.57       10/01/2023     15,950
   15,000   Alexandria IDA (LOC - SunTrust Bank)                0.44       10/01/2043     15,000
    6,600   California Infrastructure and Economic Dev. Bank
             (LOC - Bank of Nova Scotia)                        0.23        9/01/2038      6,600
    6,275   Miami-Dade County IDA (LOC - Federal Home
             Loan Bank of Atlanta)                              0.28        5/01/2028      6,275
    9,630   Toledo Lucas County Port Auth.
             (LOC - Fifth Third Bank)                           0.50        9/01/2019      9,630
                                                                                       ---------
                                                                                          53,455
                                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            CONSTRUCTION & ENGINEERING (0.4%)
$  15,980   Boland Holdings, LLC (LOC - PNC Bank, N.A.)         0.32%      12/01/2039  $  15,980
    8,100   Liliha Parking Co., LP (LOC - First Hawaiian Bank)  0.85        8/01/2024      8,100
                                                                                       ---------
                                                                                          24,080
                                                                                       ---------
            CONSTRUCTION MATERIALS (0.1%)
    2,935   DiGeronimo Aggregates, LLC (LOC - PNC Bank, N.A.)   0.35        1/01/2015      2,935
    2,565   Lee County IDA (LOC - SunTrust Bank)                1.47        4/01/2017      2,565
                                                                                       ---------
                                                                                           5,500
                                                                                       ---------
            DISTRIBUTORS (0.3%)
   16,520   Bhavnani, LLC (LOC - U.S. Bank, N.A.)               0.53        5/01/2038     16,520
    2,120   Dooly County IDA (LOC - Federal Home
             Loan Bank of Atlanta)                              0.36        1/01/2020      2,120
                                                                                       ---------
                                                                                          18,640
                                                                                       ---------
            DIVERSIFIED METALS & MINING (0.1%)
    1,850   Lancaster IDA (LOC - Fulton Bank)                   2.10        1/01/2015      1,850
    1,730   Lancaster IDA (LOC - Fulton Bank)                   2.10        1/01/2027      1,730
                                                                                       ---------
                                                                                           3,580
                                                                                       ---------
            DIVERSIFIED REAL ESTATE ACTIVITIES (4.8%)
    9,270   2880 Stevens Creek, LLC (LOC - Bank of the West)    0.35       11/01/2033      9,270
   19,690   CHF-Elon, LLC (LOC - Regions Bank)                  1.45        6/01/2035     19,690
    6,737   Cornerstone Funding Corp. I (LOC - SunTrust Bank)   3.50        1/01/2012      6,737
    8,781   Cornerstone Funding Corp. I
             (LOC - RBS Citizens, N.A.)                         3.30        8/01/2031      8,781
    3,900   Douglas County Dev. Auth. (LOC - Wells
             Fargo Bank, N.A.)                                  0.37       12/01/2014      3,900
    6,150   Fiore Capital, LLC (LOC - Federal Home
             Loan Bank of Chicago)                              0.36        8/01/2045      6,150
    7,000   Fiore Capital, LLC (LOC - Federal Home
             Loan Bank of Chicago)                              0.36        8/01/2045      7,000
    2,300   Houston County IDA (LOC - Wells Fargo Bank, N.A.)   0.37        8/01/2012      2,300
    3,200   Los Lunas (LOC - Wells Fargo Bank, N.A.)            0.37        2/01/2025      3,200
    4,030   New Plaza Management, LLC (LOC - U.S. Bank, N.A.)   0.35        2/01/2024      4,030
   90,485   New York City Housing Dev. Corp. (LOC -
             Landesbank Hessen-Thuringen)                       0.35        6/01/2039     90,485
   17,540   NPJ Properties, LP (LOC - Manufacturers &
             Traders Trust Co)                                  0.70        2/01/2027     17,540
   31,095   Paca-Pratt Associates, Inc.
             (LOC - Manufacturers & Traders Trust Co)           0.70        1/01/2038     31,095
    1,947   Pinnacle Properties Dev. Group, LLC
             (LOC - PNC Bank, N.A.)                             0.35        6/15/2041      1,947
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)       0.37       12/01/2033      4,900

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$   1,775   Secor Realty, Inc. (LOC - PNC Bank, N.A.)           0.35%       4/01/2020  $   1,775
   19,165   SF Tarns, LLC (LOC - Bank of America, N.A.)         0.35       12/01/2025     19,165
    5,400   Stice-Hill Holding, LC (LOC - Hancock
             Bank of Louisiana)                                 0.67       12/01/2023      5,400
   14,555   Stobro Co., LP (LOC - Federal Home Loan
             Bank of Pittsburg)                                 0.53        1/01/2032     14,555
                                                                                       ---------
                                                                                         257,920
                                                                                       ---------
            EDUCATION (3.9%)
    7,300   Baltimore County EDA (LOC - SunTrust Bank)          0.35       10/01/2031      7,300
    8,675   Calvin College (LOC - JPMorgan Chase Bank, N.A.)    0.32       10/01/2037      8,675
   10,050   Chester County IDA (LOC - Wells Fargo Bank, N.A.)   0.24        7/01/2031     10,050
    7,615   Lakewood Educational Facilities Auth.
             (LOC - Fifth Third Bank)                           0.53        8/01/2030      7,615
    9,000   Massachusetts Dev. Finance Agency
             (LOC - Sovereign Bank)                             0.53        1/01/2037      9,000
   16,100   Massachusetts Dev. Finance Agency
             (LOC - RBS Citizens, N.A.)                         0.33        7/01/2043     16,100
   10,000   Massachusetts Dev. Finance Agency
             (LOC - RBS Citizens, N.A.)                         0.45        7/01/2043     10,000
   16,270   Michigan Higher Education Facilities Auth.
             (LOC - PNC Bank, N.A.)                             0.26        4/01/2032     16,270
    4,695   Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                            0.30        4/01/2027      4,695
    2,900   Multnomah County (LOC - Key Bank, N.A.)             0.39       12/01/2029      2,900
    8,135   Oklahoma City Industrial & Cultural
              Facilities Trust
             (LOC - Bank of America, N.A.)                      0.45        9/15/2016      8,135
   10,000   Orange County IDA (LOC - SunTrust Bank)             0.50       10/01/2025     10,000
    6,080   Pittsburgh Technical Institute, Inc.
             (LOC - Wells Fargo Bank, N.A.)                     0.37       10/01/2015      6,080
   16,390   Rhode Island Health and Educational Building
             Corp. (LOC - RBS Citizens, N.A.)                   0.33        4/01/2036     16,390
    3,890   Rockland County IDA (LOC - TD Bank, N.A.)           0.34        5/01/2034      3,890
    3,700   Shelby County Health, Educational, and
             Housing Facility Board (LOC - SunTrust Bank)       0.44       10/01/2022      3,700
    1,700   Shelby County Health, Educational, and
             Housing Facility Board (LOC - SunTrust Bank)       0.44        7/01/2026      1,700
   25,290   Tompkins County IDA (LOC - HSBC Bank USA)           0.25        7/01/2026     25,290
   10,970   Univ. Athletic Association, Inc.
             (LOC - SunTrust Bank)                              0.35       10/01/2031     10,970
   11,915   Univ. of Cincinnati (LOC - Bayerische Landesbank)   0.43        6/01/2034     11,915
    2,500   Virginia Commonwealth Univ.
             (LOC - Wells Fargo Bank, N.A.)                     0.23       11/01/2030      2,500

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$   1,000   Virginia Commonwealth Univ. (LOC - Wells
             Fargo Bank, N.A.)                                  0.27%      11/01/2030  $   1,000
   15,410   Washington State Housing Finance Commission
             (LOC - Bank of America, N.A.)                      0.25        7/01/2036     15,410
                                                                                       ---------
                                                                                         209,585
                                                                                       ---------
            EDUCATION SERVICES (2.7%)
   23,555   Catholic Univ. of America (LOC - Federal Home
             Loan Bank of Atlanta)                              0.35        4/01/2034     23,555
    4,135   Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)     0.35        2/01/2033      4,135
    3,740   Cornerstone Funding Corp. I (LOC - Comerica
             Bank, N.A.)                                        3.25       11/01/2023      3,740
    8,599   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)   1.31        1/01/2025      8,599
    2,855   Educational Management Corp. (LOC - Wells
             Fargo Bank, N.A.)                                  0.37        5/01/2023      2,855
    1,780   Grove City Church of the Nazarene
             (LOC - PNC Bank, N.A.)                             0.43        2/01/2024      1,780
    3,145   Indian Creek Christian Church, Inc
             (LOC - Fifth Third Bank)                           0.60        1/01/2056      3,145
   15,955   Indiana Educational Facilities Auth.
             (LOC - RBS Citizens, N.A.)                         0.46       10/01/2029     15,955
    7,475   Loganville Christian Academy, Inc.
             (LOC - Key Bank, N.A.)                             0.56        6/01/2038      7,475
   14,000   Mesivta Yeshiva Rabbi Chaim Berlin
             (LOC - Federal Home Loan Bank of Atlanta)          0.29       11/01/2035     14,000
    2,890   Praise Tabernacle Outreach & Family Worship
             Center (LOC - Comerica Bank, N.A.)                 0.34        6/03/2024      2,890
    6,170   Rhode Island EDC (LOC - RBS Citizens, N.A.)         0.45        3/01/2038      6,170
   10,350   Rhode Island Health and Educational Bulding
             Corp. (LOC - RBS Citizens, N.A.)                   0.25        6/01/2035     10,350
    8,470   Roman Catholic Diocese of Charlotte
             (LOC - Wells Fargo Bank, N.A.)                     0.37        5/01/2014      8,470
    2,590   St. Louis County IDA (LOC - Fifth Third Bank)       0.53        9/01/2038      2,590
    4,520   Summit Country Day School (LOC - U.S. Bank, N.A.)   0.60        2/01/2019      4,520
    3,300   Summit School (LOC - RBS Citizens, N.A.)            0.85        7/01/2027      3,300
   12,350   World Wildlife Fund, Inc. (LOC - JPMorgan
             Chase Bank, N.A.)                                  0.32        7/01/2030     12,350
    5,625   Yamhill County (LOC - Bank of America, N.A.)        0.45       10/01/2020      5,625
                                                                                       ---------
                                                                                         141,504
                                                                                       ---------
            ELECTRIC UTILITIES (6.4%)
   19,500   Appling County Dev. Auth.                           0.34       12/01/2018     19,500
    8,500   Beaver County IDA (LOC - Barclays Bank plc)         0.25        4/01/2041      8,500

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$  61,190   Brazos River Auth. (LOC - Citibank, N.A.)           0.36%      12/01/2036  $  61,190
   15,700   California Pollution Control Financing Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                  0.22       11/01/2026     15,700
    5,985   Converse County                                     0.95       12/01/2020      5,985
    8,635   Dade County IDA                                     0.26        4/01/2020      8,635
   37,300   Garfield County Industrial Auth.                    0.43        1/01/2025     37,300
   13,300   Indiana Dev. Finance Auth.                          0.50       12/01/2038     13,300
   10,700   Indiana Dev. Finance Auth.                          0.67       12/01/2038     10,700
   30,400   Jacksonville                                        0.26        5/01/2029     30,400
   22,000   Martin County                                       0.27        7/15/2022     22,000
   10,400   Miami-Dade County IDA                               0.30        2/01/2023     10,400
   10,600   Mississippi Business Finance Corp.                  0.22        7/01/2025     10,600
   10,500   Mississippi Business Finance Corp.                  0.22        5/01/2028     10,500
   18,065   Monroe County Dev. Auth.                            0.26       12/01/2041     18,065
   27,500   St. Lucie County                                    0.28        9/01/2028     27,500
   30,000   West Jefferson IDB                                  0.27        6/01/2028     30,000
                                                                                       ---------
                                                                                         340,275
                                                                                       ---------
            ELECTRIC/GAS UTILITIES (0.7%)
    5,885   Anaheim Public Financing Auth. (INS)(LIQ)(a)        0.28        4/01/2013      5,885
    5,300   Florida Municipal Power Agency
             (LOC - SunTrust Bank)                              0.33       10/01/2030      5,300
  22,300    Long Island Power Auth. (LOC - WestLB A.G.)         0.22        5/01/2033     22,300
   3,400    Long Island Power Auth. (LOC - Bayerische
             Landesbank)                                        0.30        5/01/2033      3,400
                                                                                       ---------
                                                                                          36,885
                                                                                       ---------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    3,105   Seminole County IDA (LOC - PNC Bank, N.A.)          0.29        4/03/2028      3,105
                                                                                       ---------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,885   Putnam County IDA (LOC - RBS Citizens, N.A.)        0.55        7/01/2032      2,885
                                                                                       ---------
            ESCROWED BONDS (0.5%)
   4,670    California State (LIQ)(a)                           0.29       12/01/2030      4,670
  23,250    California State (LIQ)(a)                           0.29       12/01/2030     23,250
                                                                                       ---------
                                                                                          27,920
                                                                                       ---------
            FOOD DISTRIBUTORS (0.4%)
    8,263   KFDT, LP (LOC - Fifth Third Bank)                   0.77        3/01/2035      8,263
    9,990   Putnam County IDA (LOC - JPMorgan
             Chase Bank, N.A.)                                  0.58       12/01/2024      9,990
    3,445   REG Properties, LLC (LOC - PNC Bank, N.A.)          0.35        4/01/2035      3,445
                                                                                       ---------
                                                                                          21,698
                                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            FOOD RETAIL (0.2%)
$   3,245   Food Supply, Inc. (LOC - SunTrust Bank)             0.60%       5/01/2024  $   3,245
    8,630   Saubels Market, Inc. (LOC - Fulton Bank)            2.10        5/01/2034      8,630
                                                                                       ---------
                                                                                          11,875
                                                                                       ---------
            FOREST PRODUCTS (0.1%)
      751   Chenango County IDA (LOC - Citizens
             Bank of Pennsylvania)                              0.98       12/01/2020        751
    5,900   Rex Lumber, LLC (LOC - Federal Home
             Loan Bank of Dallas)                               0.42        2/01/2022      5,900
                                                                                       ---------
                                                                                           6,651
                                                                                       ---------
            GAS UTILITIES (0.7%)
   36,000   Summit Utilities, Inc. (LOC - JPMorgan
             Chase Bank, N.A.)                                  0.56        4/01/2038     36,000
                                                                                       ---------
            GENERAL MERCHANDISE STORES (0.2%)
   11,850   Marion EDA (LOC - Key Bank, N.A.)                   0.70        2/01/2035     11,850
                                                                                       ---------
            GENERAL OBLIGATION (4.0%)
    7,500   Bridgeview (LOC - Harris, N.A.)                     0.42       12/01/2038      7,500
    7,500   California State (LOC - Citibank, N.A.)             0.27        5/01/2033      7,500
   23,550   California State (LOC - Citibank, N.A.)             0.28        5/01/2034     23,550
   12,750   Covington (LOC - U.S. Bank, N.A.)                   0.60       12/01/2029     12,750
   13,865   Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                             0.55       12/01/2037     13,865
   25,000   Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                             0.38       12/01/2038     25,000
   35,045   Michigan Charter Township of Commerce
             (LOC - RBS Citizens, N.A.)                         3.00       10/01/2034     35,045
   13,850   New York City (LOC - WestLB A.G.)                   0.26        8/01/2023     13,850
   12,025   Oakland County Charter Township of Commerce (LIQ)   1.90       10/01/2018     12,025
   62,425   Southern Ute Indian Tribe(a)                        0.60        1/01/2027     62,425
                                                                                       ---------
                                                                                         213,510
                                                                                       ---------
            HEALTH CARE EQUIPMENT (0.1%)
    2,985   Rawcar Group, LLC (LOC - PNC Bank, N.A.)            0.35        4/01/2036      2,985
                                                                                       ---------
            HEALTH CARE FACILITIES (8.4%)
    3,130   Albany IDA (LOC - RBS Citizens, N.A.)               1.02        5/01/2035      3,130
    4,000   Bayfront Regional Dev. Auth. (LOC - PNC Bank, N.A.) 0.31       11/01/2027      4,000
   14,915   Bronson Lifestyle Improvement & Research
             Center (LOC - Fifth Third Bank)                    0.63        9/01/2030     14,915
    7,310   Capital Markets Access Co., LC
             (LOC - Comerica Bank, N.A.)                        0.42        7/01/2025      7,310

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22  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$   3,275   Christopher Place Management, LLC
             (LOC - Fifth Third Bank)                           2.08%       5/01/2030  $   3,275
   21,745   Cleveland-Cuyahoga County (LOC - Key Bank, N.A.)    0.55        1/01/2037     21,745
   10,420   Clinic Investment, LP (LOC - PNC Bank, N.A.)        0.35        6/01/2015     10,420
    1,550   Columbia County Capital Resource Corp.
             (LOC - HSBC Bank USA)                              0.41        7/01/2015      1,550
    2,760   Columbia County IDA (LOC - HSBC Bank USA)           0.41        7/01/2027      2,760
    3,340   Community Behavioral Healthcare Cooperative of
             Pennsylvania (LOC - Fulton Bank)                   2.10        9/01/2027      3,340
    1,675   District of Columbia (LOC - Manufacturers &
             Traders Trust Co)                                  0.70        7/01/2032      1,675
    4,830   Dunn Nursing Home, Inc. (LOC - Federal Home
             Loan Bank of Atlanta)                              0.42        2/01/2024      4,830
    4,015   Franklin County Health Care Facilities Auth.
             (LOC - PNC Bank, N.A.)                             0.26        7/01/2020      4,015
    3,655   Genoa Medical Dev., LLC (LOC - Fifth Third Bank)    0.60       12/01/2045      3,655
    5,450   Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)    0.35        7/01/2030      5,450
   15,820   Healthcare Network Properties, LLC
             (LOC - PNC Bank, N.A.)                             0.33        1/01/2029     15,820
   22,175   Healthcare Property Group, LLC
             (LOC - SunTrust Bank)                              0.60       12/01/2030     22,175
    7,895   Heart Center Cascades (LOC - Key Bank, N.A.)        0.70       12/01/2036      7,895
    5,675   Heart Property, LLC (LOC - PNC Bank, N.A.)          0.35        7/01/2026      5,675
    5,545   IHA Capital Dev., LLC (LOC - Fifth Third Bank)      0.60        6/01/2053      5,545
   16,560   Illinois Finance Auth.
             (LOC - Bank of America, N.A.)                      0.31       12/01/2034     16,560
    6,940   Indiana Health and Educational Facility Financing
             Auth. (LOC - Fifth Third Bank)                     0.60        9/01/2036      6,940
    7,910   Jackson 2000, LLC (LOC - Key Bank, N.A.)            0.70        6/01/2049      7,910
    2,495   Labcon North America (LOC - Bank of the West)       0.41        1/01/2040      2,495
   20,675   Louisiana Health System Corp. (INS)(LIQ)            0.52       10/01/2022     20,675
    5,910   Louisiana Public Facilities Auth.
             (LOC - Capital One, N.A.)                          0.72        7/01/2028      5,910
    5,515   MCE MOB IV, LP (LOC - PNC Bank, N.A.)               0.33        8/01/2022      5,515
    8,770   Medical Properties Investment Co. - Walker, LLC
             (LOC - Fifth Third Bank)                           0.60       11/01/2035      8,770
    8,100   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)         0.33        8/01/2030      8,100
    7,240   Medina County (LOC - PNC Bank, N.A.)                0.33        8/01/2037      7,240
   13,445   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)         1.05       11/01/2035     13,445
   15,635   New Tristate Ventures, LLC
             (LOC - Fifth Third Bank)                           0.60        5/01/2026     15,635
    3,375   Ohio Presbyterian Retirement Services
             (LOC - PNC Bank, N.A.)                             0.35        7/01/2033      3,375
    5,430   Onondaga County IDA (LOC - HSBC Bank USA)           0.42        1/01/2023      5,430

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$  20,485   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)         0.33%      12/01/2037  $  20,485
   21,065   OSS Realty Co. (LOC - Federal Home Loan Bank
             of Pittsburg)(a)                                   0.39        9/01/2034     21,065
    6,000   PCP Investors, LLC (LOC - Wells Fargo Bank, N.A.)   0.37       12/01/2024      6,000
   21,800   Polk County IDA (LOC - Bank of America, N.A.)       0.35       12/01/2018     21,800
    3,200   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037      3,200
    4,120   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037      4,120
    2,300   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037      2,300
    7,110   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037      7,110
    4,950   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037      4,950
   24,750   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037     24,750
    2,725   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037      2,725
    1,700   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        8/01/2037      1,700
    9,805   San Juan Regional Medical Center, Inc.
             (LOC - Bank of Nova Scotia)                        0.43        6/01/2037      9,805
    9,975   Smith of Georgia, LLC (LOC - Fifth Third Bank)      0.77       12/01/2024      9,975
    8,685   Sumner Medical Plaza, LLC (LOC - Fifth Third Bank)  0.77       10/01/2010      8,685
    2,935   Surgery Center Financing Corp.
             (LOC - PNC Bank, N.A.)                             0.35        4/01/2020      2,935
   13,600   West Park Hospital Medical Facilities Foundation
             (LOC - Key Bank, N.A.)                             1.57        6/01/2033     13,600
    3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)      0.37       12/01/2014      3,400
                                                                                       ---------
                                                                                         445,785
                                                                                       ---------
            HEALTH CARE SERVICES (0.3%)
    9,655   Central Ohio Medical Textiles
             (LOC - PNC Bank, N.A.)                             0.33        3/01/2023      9,655
    8,345   Kaneville Road Joint Venture (LOC - Federal
             Home Loan Bank of Chicago)                         0.47       11/01/2032      8,345
                                                                                       ---------
                                                                                          18,000
                                                                                       ---------
            HEALTH MISCELLANEOUS (0.7%)
    5,000   Akron, Bath and Copley Joint Township Hospital
             District (LOC - JPMorgan Chase Bank, N.A.)         0.24       11/01/2034      5,000
   20,905   Everett Clinic P.S.
             (LOC - Bank of America, N.A.)                      0.39        5/01/2027     20,905
    2,185   Maryland EDC (LOC - PNC Bank, N.A.)                 0.26        4/01/2031      2,185

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$   5,565   Michigan Strategic Fund Ltd.
             (LOC - Fifth Third Bank)                           0.53%       8/01/2023  $   5,565
    5,000   New Mexico Hospital Equipment Loan Council
             (LOC - SunTrust Bank)                              0.44        7/01/2025      5,000
                                                                                       ---------
                                                                                          38,655
                                                                                       ---------
            HEAVY ELECTRICAL EQUIPMENT (0.2%)
    9,570   Mississippi Business Finance Corp.
             (LOC - Regions Bank)                               1.30       10/01/2018      9,570
                                                                                       ---------
            HOME FURNISHINGS (0.2%)
    4,240   Caddo Parish IDB (LOC - Capital One, N.A.)          0.40        7/01/2024      4,240
    1,970   Maryland EDC (LOC - Manufacturers &
             Traders Trust Co)                                  0.70        8/01/2016      1,970
    4,600   St. Tammany Parish Dev. District
             (LOC - SunTrust Bank)                              0.50        7/01/2038      4,600
                                                                                       ---------
                                                                                          10,810
                                                                                       ---------
            HOME IMPROVEMENT RETAIL (0.4%)
    7,735   Brookhaven, IDA (LOC - Capital One, N.A.)           0.58        1/01/2025      7,735
   11,750   Savannah EDA (LOC - SunTrust Bank)                  0.56        8/01/2025     11,750
                                                                                       ---------
                                                                                          19,485
                                                                                       ---------
            HOSPITAL (5.7%)
    6,000   California Health Facilities Financing Auth.
             (LOC - Bank of America, N.A.)                      0.26        7/01/2033      6,000
   13,700   California Health Facilities Financing Auth.
             (LOC - Wells Fargo Bank, N.A.)                     0.19        9/01/2025     13,700
    3,515   Fayette County (LOC - PNC Bank, N.A.)               0.33        8/01/2023      3,515
    8,550   Floyd County (LOC - JPMorgan Chase Bank, N.A.)      0.42       12/01/2020      8,550
   26,650   Illinois Finance Auth. (LOC - RBS Citizens, N.A.)   0.45        4/01/2041     26,650
   11,200   Indiana Health Facility Financing Auth.
             (LOC - Bank of America, N.A.)                      0.37        1/01/2019     11,200
   25,000   Jacksonville (LOC - Bank of America, N.A.)          0.26        8/15/2033     25,000
   63,850   Johnson City Health and Educational Facilities
             Board (LOC - Regions Bank)                         2.55        7/01/2033     63,850
   46,400   Lee Memorial Health System (LOC - Bank of
             America, N.A.)                                     0.27        4/01/2033     46,400
   20,000   Massachusetts Health and Educational Facilities
             Auth. (LOC - JPMorgan Chase Bank, N.A.)            0.33       10/01/2049     20,000
   19,035   New Jersey Health Care Facilities Financing
             Auth. (LOC - JPMorgan Chase Bank, N.A.)            0.18        7/01/2043     19,035
   17,000   Oklahoma Dev. Finance Auth. (LOC - Bank of
             America, N.A.)                                     0.29       12/01/2038     17,000
    4,360   Pinellas County Health Facilities Auth.
             (LOC - SunTrust Bank)                              0.35        7/01/2034      4,360

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$  10,600   Robbinsdale (LOC - Wells Fargo Bank, N.A.)          0.22%       5/01/2033  $  10,600
    5,300   Virginia Commonwealth Univ. Health System Auth.
             (LOC - Branch Banking & Trust Co.)                 0.23        7/01/2037      5,300
   19,775   Wisconsin Health & Educational Facilities Auth.
             (LOC - Fifth Third Bank)                           0.41        6/01/2036     19,775
                                                                                       ---------
                                                                                         300,935
                                                                                       ---------
            HOTELS, RESORTS, & CRUISE LINES (0.9%)
    4,755   Albany-Dougherty Inner City EDA
             (LOC - SunTrust Bank)                              0.70       11/01/2023      4,755
    2,645   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)        0.36       12/01/2028      2,645
   14,650   Forward Corp. (LOC - Fifth Third Bank)              0.60       12/01/2030     14,650
    4,600   Massachusetts Port Auth. (LOC - Royal Bank of
             Scotland plc)                                      0.30        3/01/2018      4,600
   20,900   San Antonio Empowerment Zone Dev. Corp.
             (LOC - U.S. Bank, N.A.)                            0.32       10/01/2035     20,900
                                                                                       ---------
                                                                                          47,550
                                                                                       ---------
            HOUSEHOLD APPLIANCES (0.2%)
   12,650   Mississippi Business Finance Corp. (LOC - Wells
             Fargo Bank, N.A.)                                  0.38        6/01/2015     12,650
                                                                                       ---------
            INDUSTRIAL MACHINERY (0.3%)
    6,395   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)    0.35        5/01/2021      6,395
    3,130   Boone County (LOC - Fifth Third Bank)               0.70        7/01/2026      3,130
    2,385   Michigan Strategic Fund Ltd.
             (LOC - Fifth Third Bank)                           0.70        3/01/2023      2,385
    4,115   Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)   0.35       11/01/2012      4,115
                                                                                       ---------
                                                                                          16,025
                                                                                       ---------
            INTEGRATED OIL & GAS (0.2%)
    5,750   Jackson County                                      0.20       12/01/2016      5,750
    3,335   Lower Neches Valley Auth. IDC                       0.16        4/01/2026      3,335
                                                                                       ---------
                                                                                           9,085
                                                                                       ---------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   11,255   South Central Communications Corp.
             (LOC - Fifth Third Bank)                           0.60        4/01/2018     11,255
                                                                                       ---------
            LEISURE FACILITIES (1.6%)
    5,900   Cattail Creek Country Club, Inc.
             (LOC - Manufacturers & Traders Trust Co)           0.70        3/01/2031      5,900
    3,650   Healthtrack Sports & Wellness, LP
             (LOC - JPMorgan Chase Bank, N.A.)                  0.37        2/15/2027      3,650
   75,000   Twins Ballpark, LLC (INS)(LIQ)(LIQ)(a)              0.60       10/01/2034     75,000
                                                                                       ---------
                                                                                          84,550
                                                                                       ---------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            LEISURE PRODUCTS (0.5%)
$   9,325   Fun Entertainment, LLC (LOC - Wells Fargo
             Bank, N.A.)                                        0.37%       1/01/2025  $   9,325
    6,000   Monroe County IDB (LOC - SunTrust Bank)             0.56        1/01/2021      6,000
    2,920   Rhode Island Industrial Facilities Corp.
             (LOC - RBS Citizens, N.A.)                         0.45        2/01/2021      2,920
    6,310   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)       0.70        6/01/2033      6,310
                                                                                       ---------
                                                                                          24,555
                                                                                       ---------
            LIFE & HEALTH INSURANCE (0.2%)
    9,580   Lavonne Johnson Life Insurance Trust
             (LOC - Compass Bank)                               0.67        5/01/2030      9,580
    1,850   Ronald Ray Irrevocable Life Insurance Trust
             (LOC - Federal Home Loan Bank of Atlanta)          0.42        8/01/2022      1,850
                                                                                       ---------
                                                                                          11,430
                                                                                       ---------
            MARINE (0.1%)
    6,925   Washington Economic Dev. Finance Auth.
             (LOC - Key Bank, N.A.)                             0.90        3/01/2037      6,925
                                                                                       ---------
            MISCELLANEOUS (0.2%)
   12,100   Michigan Municipal Bond Auth.
             (LOC - Fifth Third Bank)                           0.60       11/01/2037     12,100
                                                                                       ---------
            MULTIFAMILY HOUSING (1.8%)
    8,400   Alabama Housing Finance Auth.
             (LOC - U.S. Bank, N.A.)                            0.29        4/01/2037      8,400
   12,500   Independence Place Fort Campbell Patriots, LLC
             (LOC - Bank of America, N.A.)                      0.35        1/01/2040     12,500
    3,500   Provence, LLC (LOC - Bank of America, N.A.)         0.50        9/01/2037      3,500
    4,770   South Carolina Housing Finance & Dev. Auth.
             (LOC - SunTrust Bank)                              0.56       12/01/2033      4,770
   67,900   Washington Housing Finance Commission
             (LOC - HSH Nordbank A.G.)                          1.25        3/01/2036     67,900
                                                                                       ---------
                                                                                          97,070
                                                                                       ---------
            NURSING/CCRC (2.6%)
    5,000   Alexandria IDA (LOC - Wells Fargo Bank, N.A.)       0.21       10/01/2035      5,000
    1,490   Allegheny County IDA (LOC - PNC Bank, N.A.)         0.23        7/01/2027      1,490
    4,900   Bucks County IDA (LOC - Citizens Bank of
             Pennsylvania)                                      0.35        1/01/2037      4,900
    3,470   Colorado Health Facilities Auth.
             (LOC - Sovereign Bank)                             0.76        8/01/2030      3,470
    2,740   Colorado Health Facilities Auth.
             (LOC - Compass Bank)                               0.71        8/15/2034      2,740
    4,805   Erie County IDA (LOC - Sovereign Bank)              0.35       11/15/2036      4,805
    5,040   Escambia County Health Facilities Auth.
             (LOC - Bank of America, N.A.)                      0.36       11/15/2015      5,040

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$   2,970   Indiana Finance Auth. (LOC - Federal Home
             Loan Bank of Indianapolis)                         0.68%       7/01/2029  $   2,970
   22,700   Langhorne Manor Higher Education & Health
             Auth. (LOC - Citizens Bank of Pennsylvania)        0.53       10/01/2032     22,700
   13,420   Langhorne Manor Higher Education & Health
             Auth. (LOC - Citizens Bank of Pennsylvania)        0.53       10/01/2032     13,420
    1,200   Lynchburg Redevelopment & Housing Auth.
             (LOC - Manufacturers & Traders Trust Co)           0.70       12/01/2034      1,200
   33,060   Moon IDA (LOC - Bank of Scotland)                   0.28        7/01/2038     33,060
    9,480   Multnomah County (LOC - Bank of Scotland)           0.88       10/01/2047      9,480
   16,305   Nassau County IDA
             (LOC - Bank of America, N.A.)                      0.35        1/01/2028     16,305
    1,465   Roanoke County EDA (LOC - Branch
             Banking & Trust Co.)                               1.32       10/01/2028      1,465
    8,765   Schenectady County IDA
             (LOC - RBS Citizens, N.A.)                         0.85        2/01/2037      8,765
                                                                                       ---------
                                                                                         136,810
                                                                                       ---------
            OIL & GAS REFINING & MARKETING (0.6%)
   14,350   Delaware EDA                                        0.30        8/01/2029     14,350
   15,000   Harris County IDC                                   0.26        3/01/2023     15,000
    4,000   IDB of the Parish of Calcasieu, Inc.
             (LOC - BNP Paribas)                                0.36       12/01/2024      4,000
                                                                                       ---------
                                                                                          33,350
                                                                                       ---------
            OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   20,000   St James Parish
             (LOC - JPMorgan Chase Bank, N.A.)                  0.26        7/01/2040     20,000
                                                                                       ---------
            PACKAGED FOODS & MEAT (0.4%)
    4,365   Brewster Dairy, Inc.
             (LOC - BMO Bank of Montreal)                       0.35        4/03/2023      4,365
    2,965   Lancaster IDA (LOC - Fulton Bank)                   2.10        6/01/2027      2,965
    2,545   Laurel County (LOC - Fifth Third Bank)              0.76        3/01/2015      2,545
    5,320   Laurel County (LOC - Wells Fargo Bank, N.A.)        0.37        5/01/2033      5,320
    6,920   St. Tammany Parish (LOC - Federal Home Loan
             Bank of Dallas)                                    0.37        7/01/2022      6,920
                                                                                       ---------
                                                                                          22,115
                                                                                       ---------
            PAPER PACKAGING (0.0%)
    1,950   Washington Finance EDA
             (LOC - Wells Fargo Bank, N.A.)                     0.37        4/01/2033      1,950
                                                                                       ---------
            PAPER PRODUCTS (0.3%)
   11,100   Fayette County (LOC - Bank of America, N.A.)        0.40        5/01/2018     11,100
    5,600   Willacoochee Dev. Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                              0.38        5/01/2021      5,600
                                                                                       ---------
                                                                                          16,700
                                                                                       ---------

================================================================================

28 | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            PERSONAL PRODUCTS (0.0%)
$   2,520   Suffolk County IDA (LOC - Citibank, N.A.)           0.45%      12/01/2019  $   2,520
                                                                                       ---------
            REAL ESTATE OPERATING COMPANIES (9.4%)
   13,240   411 Seventh Avenue Associates, LP
             (LOC - PNC Bank, N.A.)                             0.35        1/01/2027     13,240
   49,105   ABAG Finance Auth. for Nonprofit Corp. (LIQ)
             (LOC - Citigroup, Inc.)(a)                         0.42        4/01/2011     49,105
    4,600   Beaver Creek Enterprises, Inc.
             (LOC - PNC Bank, N.A.)                             0.35        3/02/2020      4,600
    3,320   Cain Capital Investments, LLC (LOC - Federal
             Home Loan Bank of Cincinnati)                      0.39       10/01/2046      3,320
    2,030   Chicago (LOC - Bank of America, N.A.)               0.31        3/01/2039      2,030
    8,750   Cobb County Housing Auth. (LOC - Federal
             Home Loan Bank of Atlanta)                         0.32       10/01/2035      8,750
   28,710   DeKalb County Housing Auth. (LIQ)
             (LOC - Citigroup, Inc.)(a)                         0.42       11/07/2012     28,710
    9,380   Donegal Crossing Associates, LLC (LOC - Federal
             Home Loan Bank of Pittsburg)                       0.46        8/15/2027      9,380
    7,520   East Hempfield IDA (LOC - Fulton Bank)              1.90       10/15/2026      7,520
   16,470   Fairway Park Properties, LLC
             (LOC - PNC Bank, N.A.)                             0.35       10/15/2026     16,470
   18,690   Florida Housing Finance Corp.
             (LOC - Key Bank, N.A.)                             0.65        6/15/2036     18,690
    3,175   Fountains Apartments, LLC
             (LOC - Fifth Third Bank)                           0.91        9/01/2036      3,175
    1,750   Fulton County Housing Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                              0.40        2/01/2041      1,750
    8,640   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)       0.60       12/01/2023      8,640
    9,674   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)       0.60       12/01/2044      9,674
    2,355   Hickory Creek Apartments, LLC
             (LOC - Fifth Third Bank)                           0.91        9/01/2036      2,355
    5,485   Illinois Housing Dev. Auth.
             (LOC - Bank of America, N.A.)                      0.41        1/01/2034      5,485
    2,165   Islip IDA (LOC - Citibank, N.A.)                    0.45       11/01/2020      2,165
    5,750   JJB Properties, LLC (LOC - Federal Home
             Loan Bank of Dallas)                               0.29        1/01/2036      5,750
    4,480   Jungs Station & Timberlane Village Associates
             (LOC - Wells Fargo Bank, N.A.)                     0.35        9/01/2027      4,480
    5,680   Lodge Apartments Holdings, LLC (LOC - Wells
             Fargo Bank, N.A.)                                  0.31        3/01/2026      5,680
   33,835   Maryland EDC (LOC - Bank of America, N.A.)
             (LOC - U.S. Bank, N.A.)                            0.28        7/01/2040     33,835
   15,155   Massachusetts Dev. Finance Agency (LOC - Bank of
             America, N.A.)(LOC - RBS Citizens, N.A.)           0.39        3/01/2034     15,155

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$  39,000   Massachusetts Dev. Finance Agency
             (LOC - Bayerische Landesbank)                      0.34%      12/01/2040  $  39,000
    5,990   MB & B Holdings, LLC (LOC - Harris, N.A.)           0.83        7/31/2034      5,990
   10,000   Nashville and Davidson County Health and
             Educational Facilities Board
              (LOC - Fifth Third Bank)                          0.45        9/01/2036     10,000
   15,200   Net Magan, LLC (LOC - Wells Fargo Bank, N.A.)       0.32        4/01/2026     15,200
    9,300   New York City Housing Dev. Corp.
             (LOC - Landesbank Hessen-Thuringen)                0.35       12/01/2036      9,300
   36,175   New York City Housing Dev. Corp.
             (LOC - RBS Citizens, N.A.)                         0.44        3/01/2048     36,175
   10,000   New York City Housing Dev. Corp.
             (LOC - RBS Citizens, N.A.)                         0.45        3/01/2048     10,000
    5,285   Orange County Housing Finance Auth.
             (LOC - Compass Bank)                               0.47        1/15/2040      5,285
    8,370   Orange County Housing Finance Auth.
             (LOC - Federal Home Loan Bank of Atlanta)          0.30        8/15/2042      8,370
    7,730   Orange County Housing Finance Auth.
             (LOC - Federal Home Loan Bank of Atlanta)          0.30        8/15/2042      7,730
    2,865   Richfield Technology Associates, LLC
             (LOC - U.S. Bank, N.A.)                            0.35        4/01/2020      2,865
    5,210   Seattle Housing Auth. (LOC - Key Bank, N.A.)        0.50        3/01/2039      5,210
    9,325   Shepherd Capital, LLC
             (LOC - Wells Fargo Bank, N.A.)                     0.37       11/01/2052      9,325
   21,495   South Carolina Jobs EDA (LOC - SunTrust Bank)       0.56       12/01/2035     21,495
    7,405   Sugar Creek Finance Co., LLC (LOC - PNC Bank, N.A.) 0.35        6/01/2042      7,405
    6,822   TKBF, LLC (LOC - Fifth Third Bank)                  0.60        3/01/2108      6,822
   15,840   Trinity Funding, LLC (LOC - Fifth Third Bank)       0.60        3/01/2036     15,840
    9,250   Wake County Housing Auth. (LOC - SunTrust Bank)     0.56       12/01/2033      9,250
   15,925   Willow Interests, LLC (LOC - Fifth Third Bank)      0.77        4/01/2025     15,925
                                                                                       ---------
                                                                                         501,146
                                                                                       ---------
            REAL ESTATE SERVICES (0.3%)
   15,000   District of Columbia (LOC - SunTrust Bank)          0.56        4/01/2024     15,000
                                                                                       ---------
            REAL ESTATE TAX/FEE (0.1%)
    6,000   Jasper, Morgan, Newton, & Walton County
             (LOC - Bank of America, N.A.)                      0.35       12/01/2020      6,000
                                                                                       ---------
            REGIONAL BANKS (0.1%)
    3,000   Cobb County IDA (LOC - Federal Home Loan
             Bank of Atlanta)                                   0.42        2/01/2030      3,000
                                                                                       ---------
            REITs - DIVERSIFIED (0.1%)
    6,780   New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                0.40        5/01/2042      6,780
                                                                                       ---------

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            RESEARCH & CONSULTING SERVICES (0.7%)
$   6,730   District of Columbia (LOC - PNC Bank, N.A.)         0.24%       3/01/2038  $   6,730
   28,615   Fuller Road Management Corp. (LOC - Key Bank, N.A.) 0.57        7/01/2037     28,615
                                                                                       ---------
                                                                                          35,345
                                                                                       ---------
            SALES TAX (0.1%)
    5,600   Arista Metropolitan District (LOC - Compass Bank)   1.00       12/01/2030      5,600
            SINGLE FAMILY HOUSING (0.5%)
    3,975   Montgomery County (NBGA)(NBGA)                      0.33        7/01/2039      3,975
   10,440   Vermont Housing Finance Agency (INS)(LIQ)           0.41       11/01/2035     10,440
   12,945   Vermont Housing Finance Agency (INS)(LIQ)           0.41       11/01/2036     12,945
                                                                                       ---------
                                                                                          27,360
                                                                                       ---------
            SOFT DRINKS (0.1%)
    4,500   Blackfoot IDC (LOC - Key Bank, N.A.)                0.60       11/01/2027      4,500
                                                                                       ---------
            SPECIAL ASSESSMENT/TAX/FEE (1.1%)
    9,995   Denver Urban Renewal Auth. (LOC - Compass Bank)     1.00        9/01/2017      9,995
    2,425   Lake Oswego Redevelopment Agency
             (LOC - Wells Fargo Bank, N.A.)                     0.37        6/01/2020      2,425
   13,445   Sheridan Redevelopment Agency
             (LOC - Citibank, N.A.)                             0.85       12/01/2029     13,445
   14,660   Timber Ridge Affordable Housing Corp.
             (LOC - U.S. Bank, N.A.)                            0.32       12/01/2032     14,660
   15,750   Township of Derry Commercial IDA
             (LOC - PNC Bank, N.A.)                             0.31       11/01/2030     15,750
                                                                                       ---------
                                                                                          56,275
                                                                                       ---------
            SPECIALIZED CONSUMER SERVICES (0.9%)
   10,200   American Self Storage Corp.
             (LOC - Fifth Third Bank)                           0.60        5/01/2046     10,200
    6,555   Chicago Enterprise Zone (LOC - RBS Citizens, N.A.)  0.73       12/01/2032      6,555
    5,117   Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)  1.31        9/01/2025      5,117
   24,090   Saber Management, LLC (LOC - RBS Citizens, N.A.)    0.32        8/01/2056     24,090
                                                                                       ---------
                                                                                          45,962
                                                                                       ---------
            SPECIALIZED FINANCE (0.1%)
    3,115   Chase Bailey Insurance (LOC - Compass Bank)         0.47        1/01/2030      3,115
                                                                                       ---------
            SPECIALTY STORES (1.1%)
   30,000   Bass Pro Rossford Development Co., LLC
             (LOC - Fifth Third Bank)                           0.77       11/01/2027     30,000
   14,000   Blair County IDA (LOC - PNC Bank, N.A.)             0.31       10/01/2028     14,000
    5,710   D&H Enterprises of Ohio, LLC
             (LOC - PNC Bank, N.A.)                             0.35       12/01/2025      5,710
    1,680   Flowerland Garden Centers of Cleveland, Inc.
             (LOC - Fifth Third Bank)                           0.77        8/01/2026      1,680

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
$   5,025   Spencer Co., Inc. (LOC - Federal Home
             Loan Bank of Atlanta)                              0.61%       2/01/2021  $   5,025
                                                                                       ---------
                                                                                          56,415
                                                                                       ---------
            STEEL (0.2%)
    7,480   Klein Steel Services, Inc. (LOC - Manufacturers &
             Traders Trust Co)                                  0.70        8/01/2025      7,480
    3,355   Metaltec Steel Abrasive Co.
             (LOC - Comerica Bank, N.A.)                        0.50       11/01/2034      3,355
    2,500   Mississippi Business Finance Corp.
             (LOC - Federal Home Loan Bank of Dallas)           0.40        7/01/2020      2,500
                                                                                       ---------
                                                                                          13,335
                                                                                       ---------
            TECHNOLOGY DISTRIBUTORS (0.1%)
    7,705   Fresno Leasing, LLC (LOC - Manufacturers &
             Traders Trust Co)                                  0.70       11/17/2030      7,705
                                                                                       ---------
            TIRES & RUBBER (0.0%)
    2,200   West Virginia EDA (LOC - JPMorgan Chase Bank, N.A.) 0.88       12/01/2015      2,200
                                                                                       ---------
            TOLL ROADS (1.3%)
   71,025   Triborough Bridge and Tunnel Auth.
             (LOC - Bayerische Landesbank)                      0.30        1/01/2032     71,025
                                                                                       ---------
            TRUCKING (0.2%)
   10,130   Dayton Freight Lines, Inc. (LOC - Fifth Third Bank) 0.60       12/01/2045     10,130
                                                                                       ---------
            WATER UTILITIES (0.6%)
   13,100   Basic Water Co., LLC (LOC - U.S. Bank, N.A.)        0.31        8/01/2024     13,100
   17,650   Collier County IDA (LOC - SunTrust Bank)            0.56       10/01/2035     17,650
                                                                                       ---------
                                                                                          30,750
                                                                                       ---------
            WATER/SEWER UTILITY (0.7%)
    4,022   Hesperia Public Financing Auth. (LOC - Bank of
             America, N.A.)                                     0.35        6/01/2026      4,022
    5,700   Irvine Ranch Water District (LOC - Bank of
             America, N.A.)                                     0.25        4/01/2033      5,700
   20,000   Irvine Ranch Water District (LOC - Landesbank
             Baden-Wurttemberg)                                 0.42        7/01/2035     20,000
    7,320   Olivenhain Municipal Water District (LOC - Bank of
             America, N.A.)                                     0.45        6/01/2022      7,320
                                                                                       ---------
                                                                                          37,042
                                                                                       ---------
            Total Variable-Rate Demand Notes (cost: $4,477,619)                        4,477,619
                                                                                       ---------

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                    VALUE
(000)       SECURITY                                        DISCOUNT RATE   MATURITY       (000)
------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (0.8%)

            ELECTRIC/GAS UTILITIES (0.8%)
$  40,000   South Carolina Public Service Auth. (cost: $40,000) 0.60%      7/15/2011 $    40,000
                                                                                     -----------
            TOTAL INVESTMENTS (COST: $5,294,661)                                     $ 5,294,661
                                                                                     ===========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                          (LEVEL 1)          (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES  OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS         OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS             INPUTS         INPUTS         TOTAL
---------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments                        $ -        $   110,000            $ -   $   110,000
  Commercial Paper                                -            667,042              -       667,042
  Variable-Rate Demand Notes                      -          4,477,619              -     4,477,619
  Adjustable-Rate Notes                           -             40,000              -        40,000
---------------------------------------------------------------------------------------------------
Total                                           $ -        $ 5,294,661            $ -   $ 5,294,661
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2010

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at July 31, 2010, for federal income tax purposes, was $5,294,661,000.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

    market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o   PORTFOLIO   ABBREVIATIONS AND DESCRIPTIONS

    ABAG        Association of Bay Area Governments
    EDA         Economic Development Authority
    EDC         Economic Development Corp.
    IDA         Industrial Development Authority/Agency
    IDB         Industrial Development Board
    IDC         Industrial Development Corp.
    REIT        Real Estate Investment Trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    (INS) Principal and interest payments are insured by Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Citigroup, Inc., Comerica Bank, N.A., Federal Home Loan Bank Atlanta, JPMorgan Chase Bank, N.A., PNC Bank, N.A., Societe Generale, TD Bank, N.A., U.S. Bank, N.A., or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac or Fannie Mae.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

             the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2010

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)   $  5,294,661
  Cash                                                                         20,506
  Receivables:
     Capital shares sold                                                       19,480
     USAA Investment Management Company (Note 4C)                                 118
     Interest                                                                   2,391
                                                                         ------------
        Total assets                                                        5,337,156
                                                                         ------------
LIABILITIES
  Payables:
     Securities purchased                                                       3,315
     Capital shares redeemed                                                   14,840
     Dividends on capital shares                                                   54
  Accrued management fees                                                       1,094
  Accrued transfer agent's fees                                                   426
  Other accrued expenses and payables                                             261
                                                                         ------------
        Total liabilities                                                      19,990
                                                                         ------------
           Net assets applicable to capital shares outstanding           $  5,317,166
                                                                         ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $  5,317,167
  Overdistribution of net investment income                                        (1)
                                                                         ------------
           Net assets applicable to capital shares outstanding           $  5,317,166
                                                                         ============
  Capital shares outstanding, unlimited number of
     shares authorized, no par value                                        5,317,162
                                                                         ============
  Net asset value, redemption price, and offering price per share        $       1.00
                                                                         ============

See accompanying notes to financial statements.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                     $ 41,733
                                                                       --------
EXPENSES
   Management fees                                                       13,999
   Administration and servicing fees                                      5,833
   Transfer agent's fees                                                 13,956
   Custody and accounting fees                                              759
   Postage                                                                  600
   Shareholder reporting fees                                               253
   Trustees' fees                                                            10
   Registration fees                                                        100
   Professional fees                                                        293
   Guarantee program fee (Note 1G)                                          302
   Other                                                                    108
                                                                       --------
      Total expenses                                                     36,213
   Transfer agent's fees reimbursed (Note 4D)                              (817)
   Expenses reimbursed                                                   (3,307)
                                                                       --------
      Net expenses                                                       32,089
                                                                       --------
NET INVESTMENT INCOME                                                     9,644
                                                                       --------

NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           3
                                                                       --------
  Increase in net assets resulting from operations                     $  9,647
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                  2010           2009
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $     9,644    $   108,511
   Net realized gain on investments                                  3             24
                                                           --------------------------
      Increase in net assets resulting from operations           9,647        108,535
                                                           --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (9,668)      (108,519)
                                                           --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 4,175,212      5,068,465
   Reinvested dividends                                          9,561        107,067
   Cost of shares redeemed                                  (4,979,879)    (4,896,437)
                                                           --------------------------
      Increase (decrease) in net assets from capital
         share transactions                                   (795,106)       279,095
                                                           --------------------------
   Net increase (decrease) in net assets                      (795,127)       279,111
                                                           ==========================
NET ASSETS
   Beginning of year                                         6,112,293      5,833,182
   End of year                                             $ 5,317,166    $ 6,112,293
                                                           ==========================
Undistributed/(overdistributed) net investment income:
   End of year                                             $        (1)   $        24
                                                           ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               4,175,212      5,068,465
   Shares issued for dividends reinvested                        9,561        107,067
   Shares redeemed                                          (4,979,879)    (4,896,437)
                                                           --------------------------
      Increase (decrease) in shares outstanding               (795,106)       279,095
                                                           ==========================

See accompanying notes to financial statements.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
       (NAV) approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. GUARANTEE PROGRAM -- Subject to certain terms and conditions, the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008, for the term of the Program of September 19, 2008, through September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. For the year ended July 31, 2010, the Fund recorded $302,000, as guarantee program fee on the statement of operations. Effective September 18, 2009, the Program has expired.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended
    July 31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2010, the Fund paid CAPCO facility fees of $27,000, which represents 14.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions and the expiration of prior year capital loss carryovers resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $4,000, increase overdistribution of net investment income by $1,000, and decrease accumulated net realized gain on investments by $3,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2010, and 2009, was as follows:

                                                     2010               2009
                                                -------------------------------
Ordinary income*                                $ 9,668,000       $ 108,519,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                         $ 580,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4)  TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2010, the Fund incurred management fees, paid or payable to the Manager, of $13,999,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2010, the Fund incurred

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

    administration and servicing fees, paid or payable to the Manager, of $5,833,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2010, the Fund reimbursed the Manager $241,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- Effective January 7, 2010, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year period ended July 31, 2010, the Fund incurred reimbursable expenses of $3,307,000, of which $118,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $13,956,000.

    During the year ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2010, USAA and its affiliates owned 4,000 shares (less than 0.1%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JULY 31,
                                   ----------------------------------------------------------------------------------
                                         2010                2009             2008           2007                2006
                                   ----------------------------------------------------------------------------------
Net asset value at
 beginning of period               $     1.00          $     1.00       $     1.00     $     1.00          $     1.00
                                   ----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .00(a)              .02              .04            .05                 .04
 Net realized and
  unrealized gain (loss)                  .00(a)              .00(a)           .00(a)         .00(a),(b)          .00(a)
                                   ----------------------------------------------------------------------------------
Total from investment
 operations                               .00(a)              .02              .04            .05                 .04
                                   ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income                    .00(a)             (.02)            (.04)          (.05)               (.04)
                                   ----------------------------------------------------------------------------------
Net asset value at
 end of period                     $     1.00          $     1.00       $     1.00     $     1.00          $     1.00
                                   ==================================================================================
Total return (%)*                         .16(d)             1.86             3.70           4.91(b)             3.99
Net assets at
 end of period (000)               $5,317,166          $6,112,293       $5,833,182     $5,062,461          $4,393,245
Ratios to average net assets:**
 Expenses (%)(c)                          .56(d)              .63              .57            .58                 .58
 Expenses, excluding
  reimbursements (%)(c)                   .62(d)                -                -              -                   -
 Net investment income (%)                .17                1.83             3.60           4.81                3.98

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended July 31, 2010, average net assets were $5,830,192,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(d) During the period ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

July 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2010, through July 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

50  | USAA MONEY MARKET FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                   EXPENSES PAID
                                  BEGINNING          ENDING        DURING PERIOD*
                                ACCOUNT VALUE     ACCOUNT VALUE   FEBRUARY 1, 2010 -
                               FEBRUARY 1, 2010   JULY 31, 2010     JULY 31, 2010
                               -----------------------------------------------------
Actual                            $ 1,000.00       $ 1,000.00           $ 2.53
Hypothetical
 (5% return before expenses)        1,000.00         1,022.27             2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.00% for the six-month period of February 1, 2010, through July 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

ADVISORY AGREEMENT

July 31, 2010

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement

================================================================================

52  | USAA MONEY MARKET FUND

================================================================================

is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed may have different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided. The Board also noted the level and method of computing the management fee.

================================================================================

54  | USAA MONEY MARKET FUND

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 5% of its performance universe for the one- and three-year periods ended December 31, 2009 and in the top 10% of its performance universe for the five-year period ended December 31, 2009. The Board also took into account Management's discussion of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

56  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of July 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA MONEY MARKET FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+)  Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

60  | USAA MONEY MARKET FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company
      Act of 1940.

================================================================================

62  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"
--------------------------------------------------------------------------------
OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at http://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23427-0910                                (C)2010, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2010 and 2009 were $359,418 and $437,445, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2010 and 2009 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2010 and 2009.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2010 and 2009 were $104,896 and $108,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    September 30, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    September 30, 2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    September 30, 2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.